Hartford Low Duration High Income Fund Expense Example - Hartford Low Duration High Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 399
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,632
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,200
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,018
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,755
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,418
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,048
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,048
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	$ 932